Leases - Leases in the consolidated balance sheets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases in the consolidated balance sheets
Balance at the beginning of the period	€ 4,187,126
Additions - depreciation	(700,671)	€ (746,471)	€ (690,476)
Impairment loss	(25,486)	(27,646)	(18,696)
Balance at the end of the period	3,671,241	4,187,126
Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	24,139
Balance at the end of the period	23,459	24,139
Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	4,076,770
Balance at the end of the period	3,559,999	4,076,770
Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	86,217
Balance at the end of the period	87,783	86,217
Gross carrying amount
Leases in the consolidated balance sheets
Balance at the beginning of the period	6,980,186	6,380,464
Foreign currency translation	(235,818)	283,232
Changes in consolidation group	(6,009)	(15,928)
Additions	561,195	531,516
Reclassifications	(230,843)	(47,869)
Disposals	(146,164)	(151,229)
Balance at the end of the period	6,922,547	6,980,186	6,380,464
Gross carrying amount | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	38,880	38,094
Foreign currency translation	(2)	283
Changes in consolidation group	(78)
Additions	3,853	1,922
Reclassifications	(106)
Disposals	(1,345)	(1,419)
Balance at the end of the period	41,202	38,880	38,094
Gross carrying amount | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	6,610,406	5,952,476
Foreign currency translation	(224,345)	261,708
Changes in consolidation group	(5,946)	(15,928)
Additions	482,714	492,086
Reclassifications	(192,024)	(4,122)
Disposals	(113,627)	(75,814)
Balance at the end of the period	6,557,178	6,610,406	5,952,476
Gross carrying amount | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	330,900	389,894
Foreign currency translation	(11,471)	21,241
Changes in consolidation group	15
Additions	74,628	37,508
Reclassifications	(38,713)	(43,747)
Disposals	(31,192)	(73,996)
Balance at the end of the period	324,167	330,900	389,894
Accumulated depreciation / amortization / impairment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(2,793,060)	(2,064,024)
Foreign currency translation	101,611	(84,966)
Changes in consolidation group	1,184	6,300
Additions - depreciation	(700,672)	(746,471)
Impairment loss	(25,486)	(27,646)
Reclassifications	55,576	3,214
Disposals	109,541	120,533
Balance at the end of the period	(3,251,306)	(2,793,060)	(2,064,024)
Accumulated depreciation / amortization / impairment | Land
Leases in the consolidated balance sheets
Balance at the beginning of the period	(14,741)	(11,344)
Foreign currency translation	4	(5)
Changes in consolidation group	78
Additions - depreciation	(4,150)	(4,374)
Impairment loss	(33)	(217)
Reclassifications	43
Disposals	1,056	1,199
Balance at the end of the period	(17,743)	(14,741)	(11,344)
Accumulated depreciation / amortization / impairment | Buildings and improvements
Leases in the consolidated balance sheets
Balance at the beginning of the period	(2,533,636)	(1,804,045)
Foreign currency translation	93,661	(71,885)
Changes in consolidation group	1,121	6,300
Additions - depreciation	(663,148)	(684,277)
Impairment loss	(25,370)	(27,249)
Reclassifications	50,221	(251)
Disposals	79,972	47,771
Balance at the end of the period	(2,997,179)	(2,533,636)	(1,804,045)
Accumulated depreciation / amortization / impairment | Machinery and equipment
Leases in the consolidated balance sheets
Balance at the beginning of the period	(244,683)	(248,635)
Foreign currency translation	7,946	(13,076)
Changes in consolidation group	(15)
Additions - depreciation	(33,374)	(57,820)
Impairment loss	(83)	(180)
Reclassifications	5,312	3,465
Disposals	28,513	71,563
Balance at the end of the period	€ (236,384)	€ (244,683)	€ (248,635)